UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record.

The registrant was entitled to vote at three shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Avenue Europe Investments, LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: December 6, 2013

(e)	A brief description of the matter voted on: Amendment to Limited Partnership Agreement to extend liquidation period for one year.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter: A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

a)	The name of the issuer of the portfolio security: Astellon Special Opportunities Fund

b)	The exchange ticker symbol of the portfolio security: Not applicable.

c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

d)	The shareholder meeting date: May 15, 2014

e)	A brief description of the matter voted on: Annual general meeting: approve financial statements, audit reports, auditors, directors and other miscellaneous.

f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

g)	Whether the registrant cast its vote on the matter: A vote was cast.

h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

a)	The name of the issuer of the portfolio security: Magnetar Capital Fund I LP

b)	The exchange ticker symbol of the portfolio security: Not applicable.

c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

d)	The shareholder meeting date: June 30, 2014

e)	A brief description of the matter voted on: Consent to the changes in the Limited Partnership Agreement.

f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

g)	Whether the registrant cast its vote on the matter: A vote was cast.

h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ John Gernon
Name: John Gernon
Title: Principal Executive Officer

Date:	August 29, 2014